Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virtus Duff & Phelps Real Estate Securities Series | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	1.00%	11.15%	11.31%	(25.90%)	46.87%	(1.33%)	27.78%	(6.36%)	6.25%	7.10%
Virtus KAR Capital Growth Series | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	6.96%	26.19905%	34.70596%	(36.1095%)	12.13706%	50.23%	39.87%	(7.25%)	36.07%	(0.86%)
Virtus KAR Equity Income Series | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	13.92%	9.63%	1.49409%	(2.33829%)	17.38638%	14.91%	28.67%	(12.86%)	22.96%	9.41%
Virtus KAR Small-Cap Growth Series | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	(22.44%)	10.00%	19.99%	(30.14%)	5.21%	45.02%	37.66%	11.95%	41.16%	26.25%
Virtus KAR Small-Cap Value Series | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	(4.50%)	9.97876%	19.04723%	(24.15072%)	19.72044%	29.65%	24.63%	(15.88%)	20.16%	26.54%
Virtus Newfleet Multi-Sector Intermediate Bond Series | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	7.77%	6.18%	8.93%	(9.33%)	1.29%	6.78%	10.89%	(2.51%)	7.00%	9.58%
Virtus SGA International Growth Series | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	9.52%	(5.34%)	18.24%	(18.41%)	8.67%	23.95%	18.77%	(16.44%)	16.17%	(1.28%)
VIRTUS TACTICAL ALLOCATION SERIES | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	6.79%	13.79929%	22.22197%	(30.58005%)	7.57%	33.96%	26.05%	(5.89%)	18.97%	0.82%